Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Index 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 95.2%
iShares Core MSCI Total International Stock ETF	40,807,048	$ 2,963,815,895
iShares Developed Real Estate Index Fund, Class K	39,798,367	417,882,855
Large Cap Index Master Portfolio	$5,335,698,957	5,335,698,957
Master Small Cap Index Series	$348,513,342	348,513,342
		9,065,911,049
Fixed-Income Funds — 4.7%
iShares TIPS Bond ETF	1,122,804	124,036,158
iShares U.S. Long Credit Bond Index Fund	31,703,453	306,255,360
iShares U.S. Long Government Bond Index Fund	1,771,667	15,041,452
		445,332,970

Security	Shares	Value
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(b)	19,054,978	$ 19,054,978
Total Investments — 100.1% (Cost: $6,472,396,247)		9,530,298,997
Liabilities in Excess of Other Assets — (0.1)%		(8,359,861)
Net Assets — 100.0%		$ 9,521,939,136

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 1,769,472	$ —	$ (1,754,765)(b)	$ (14,839)	$ 132	$ —	—	$ 28,958 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	19,180,803	—	(125,825)(b)	—	—	19,054,978	19,054,978	661,650	—
iShares Core MSCI Total International Stock ETF	2,548,319,527	267,140,808	(166,014,996)	3,421,527	310,949,029	2,963,815,895	40,807,048	40,116,490	—
iShares Developed Real Estate Index Fund, Class K	347,817,462	60,390,819	(33,704,450)	(2,056,270)	45,435,294	417,882,855	39,798,367	7,123,677	—
iShares TIPS Bond ETF	83,610,452	39,449,386	(2,351,890)	(475,652)	3,803,862	124,036,158	1,122,804	2,049,813	—
iShares U.S. Long Credit Bond Index Fund	214,684,913	94,844,802	(8,598,823)	(789,487)	6,113,955	306,255,360	31,703,453	9,694,460	—
iShares U.S. Long Government Bond Index Fund	7,353,312	7,479,056	(207,120)	(46,372)	462,576	15,041,452	1,771,667	316,305	—
Large Cap Index Master Portfolio	4,365,601,299	93,731,627 (b)(d)	—	18,529,781	857,836,250	5,335,698,957	$5,335,698,957	49,259,958	—
Master Small Cap Index Series	220,419,348	97,758,578 (b)(d)	—	10,788,496	19,546,920	348,513,342	$348,513,342	2,864,584	—
				$ 29,357,184	$ 1,244,148,018	$ 9,530,298,997		$ 112,115,895	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Index 2050 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 3,381,698,750	$ —	$ —	$ 3,381,698,750
Fixed-Income Funds	445,332,970	—	—	445,332,970
Money Market Funds	19,054,978	—	—	19,054,978
	$3,846,086,698	$—	$—	3,846,086,698
Investments Valued at NAV(a)				5,684,212,299
				$ 9,530,298,997

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International